OPERATING SEGMENTS DISCLOSURES	3 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
OPERATING SEGMENTS DISCLOSURES

5.	OPERATING SEGMENTS DISCLOSURES

Segment information aligns with how the Chief Operating Decision Maker (“CODM”), the Chief Executive Officer, manages the business and allocates resources into four operating segments:

●	North American Brokerage: generates revenue by processing real estate transactions which entitles the Company to commissions.

●	One Real Title: generates revenue by offering title insurance and closing services for residential and/or commercial transactions.

●	One Real Mortgage: derives revenue from premiums associated with facilitating mortgage transactions between borrowers and lenders.

●	Real Wallet: derives revenue from fees associated with the program and the offering of financial products.

The Company determines an operating segment if a component (i) engages in business activities from which it earns revenues and incurs expenses, (ii) has discrete financial information and is (iii) regularly reviewed by the CODM. Once operating segments are identified, the Company performs a quantitative analysis of the current and historic revenues and profitability for each operating segment, together with a qualitative assessment to determine if operating segments have similar operating characteristics.

The Company has determined that it operates as a single reporting segment, North American Brokerage which comprises more than 90% of Group’s total revenue and income (loss) from operations. The other three segments One Real Title, One Real Mortgage and Real Wallet are not considered reporting segments as their revenue and net loss do not meet quantitative threshold set for reporting segments. These three segments are disclosed in an ‘other segments’ category below.

The CODM uses revenues, gross profit and operating income (loss) as key metrics to evaluate the operating and financial performance of a segment, identify trends affecting the segments, develop projections and make strategic business decisions. All segments follow the same basis of presentation and accounting policies as those described throughout the Notes to the Audited Consolidated Financial Statements included herein. The following table provides information about the Company’s reportable segments (in thousands).

	For the Three Months Ended March 31, 2025
	North American Brokerage	Other Segments	Total
Revenues	$351,749	$2,232	$353,981
Cost of sales	319,249	796	320,045
Gross Profit	$32,500	$1,436	$33,936

Operating Expenses(1)(2)	35,401	3,744	39,145
Operating Loss	$(2,901)	$(2,308)	$(5,209)

Reconciliation of profit or loss (segment profit/loss)
Other income (expenses), net			122
Finance expenses, net			(34)
Net Loss			$(5,121)

[1]	Operating expenses includes General and administrative expenses, Marketing expenses, and Research and development expenses.

[2]	Operating expenses includes Revenue share expense of approximately $12,504 thousand and is recorded in the North American Brokerage segment.

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED MARCH 31, 2025 AND 2024

UNAUDITED

	For the Three Months Ended March 31, 2024
	North American Brokerage	Other Segments	Total
Revenues	$199,252	$1,491	$200,743
Cost of sales	179,468	516	179,984
Gross Profit	$19,784	$975	$20,759

Operating Expenses(1)(2)	34,421	2,056	36,477
Operating Loss	$(14,637)	$(1,081)	$(15,718)

Reconciliation of profit or loss (segment profit/loss)
Other income (expenses), net			173
Finance expenses, net			(552)
Net Loss			$(16,097)

[1]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development expenses and Settlement of Litigation.

[2]	Operating expenses includes Revenue share expense of approximately $9,064 thousand and is recorded in the North American Brokerage segment.

Segment revenue reported above represents revenue generated from external customers. There were no intersegment sales in the current and in the prior year.

The assets and liabilities of each segment are not reported to the CODM on a regular basis therefore they are not disclosed in these condensed consolidated financial statements.

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED MARCH 31, 2025 AND 2024

UNAUDITED

Depreciation and Amortization (in thousands)

	For the Three Months Ended
	March 31, 2025	March 31, 2024
North American Brokerage	$184	$131
Other Segments	195	195
Total	$379	$326

The amount of revenue from external customers, by geography, is shown in the table below (in thousands):

	For the Three Months Ended
	March 31, 2025	March 31, 2024
United States	$320,492	$176,489
Canada	33,489	24,254
Total revenue by region	$353,981	$200,743